Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures warrants liability at fair value classified within Level 3.

The following table presents assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31,
	2025	2024
	Fair value measurement using input Level 3
Non-current liabilities:
Warrants liability	$-	$3

Total liabilities	$-	$3

The warrants fair value was established by management leveraging calculations by an independent expert using the binomial model and based on the following assumptions:

During the year ended December 31, 2025, the warrants expired unexercised and, accordingly, the related warrants liability was derecognized.

	December 31,	December 31,
	2025	2024
Dividend Yield on the Shares (%)	-	-
Expected Share Price Volatility (%)	-	91
Risk-free Interest Rate (%)	-	5%
Share Price $	-	0.019